Property and equipment	12 Months Ended
Dec. 31, 2020
Property and equipment
Property and equipment

14.        Property and equipment

		Furniture,
	IT	equipment	Library	Leasehold	Construction
	equipment	and facilities	books	improvements	in progress (i)	TOTAL
At December 31, 2017
Net book value	4,701	12,316	9,779	20,866	2,668	50,330
Cost	13,125	29,896	20,949	28,376	2,668	95,014
Accumulated depreciation	(8,424)	(17,580)	(11,170)	(7,510)	—	(44,684)
Purchases	3,915	8,750	10	2,216	8,300	23,191
Transfers	—	90	—	1,269	(1,359)	—
Disposals	(112)	(1,217)	—	(1)	—	(1,330)
Depreciation	(2,141)	(2,790)	(1,933)	(1,899)	—	(8,763)
At December 31, 2018
Net book value	6,363	17,149	7,856	22,451	9,609	63,428
Cost	15,357	35,772	20,959	31,860	9,609	113,557
Accumulated depreciation	(8,994)	(18,623)	(13,103)	(9,409)	—	(50,129)
Purchases	5,261	9,520	36	4,636	9,017	28,470
Transfers	—	—	—	17,132	(17,132)	—
Disposals	—	(2)	—	—	—	(2)
Transfer to held for sale	(84)	(3,249)	(1,192)	(7,111)	(68)	(11,704)
Depreciation	(2,565)	(3,245)	(1,630)	(2,719)	—	(10,159)
At December 31, 2019
Net book value	8,975	20,173	5,070	34,389	1,426	70,033
Cost	19,174	37,521	17,789	44,107	1,426	120,017
Accumulated depreciation	(10,199)	(17,348)	(12,719)	(9,718)	—	(49,984)
Purchases	3,905	7,271	—	8,862	5,506	25,544
Transfers	—	—	—	6,972	(6,972)	—
Disposals	(30)	(15)	—	—	—	(45)
Transfer from held for sale	84	3,249	1,192	7,111	68	11,704
Depreciation (ii)	(3,050)	(3,105)	(1,730)	(2,682)	—	(10,567)
At December 31, 2020
Net book value	9,884	27,573	4,532	54,652	28	96,669
Cost	24,484	52,541	20,994	69,462	28	167,509
Accumulated depreciation	(14,600)	(24,968)	(16,462)	(14,810)	—	(70,840)

There has been no evidence that the carrying amounts of Property and equipment exceed their recoverable amounts.
(i)	These refer to construction in progress for improvements to the facilities used by the Company, related to the accessibility and modernization of facilities.
(ii)

In September 2020 was recognized the depreciation expenses from the first eight months of the year in the amount of R$815 due to the reclassification from assets held for sale regarding depreciation that would have been recognized had the assets not been classified as held for sale.